Intangible Assets - Schedule of Detailed Information About Intangible Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Additions	$ 17,260	$ 11,365
Capitalized Salaries and Wages
Disclosure Of Intangible Assets [Line Items]
Additions	$ 16,694	$ 11,357